Expense Example	Oct. 31, 2024 USD ($)
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 648
Expense Example, with Redemption, 3 Years	804
Expense Example, with Redemption, 5 Years	973
Expense Example, with Redemption, 10 Years	1,463
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,573
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,110
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
American Funds 2070 Target Date Retirement Fund | American Funds 2070 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	646
Expense Example, with Redemption, 3 Years	798
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	1,441
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,568
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,134
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
American Funds 2065 Target Date Retirement Fund | American Funds 2065 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,429
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,557
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,134
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
American Funds 2060 Target Date Retirement Fund | American Funds 2060 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,429
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,548
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	323
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	646
Expense Example, with Redemption, 10 Years	1,134
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
American Funds 2055 Target Date Retirement Fund | American Funds 2055 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	1,384
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,511
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	321
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,110
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
American Funds 2050 Target Date Retirement Fund | American Funds 2050 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	783
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	1,384
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	246
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,511
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,099
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	468
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
American Funds 2045 Target Date Retirement Fund | American Funds 2045 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	1,373
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	245
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,500
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,087
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	792
Expense Example, with Redemption, 10 Years	1,735
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	638
Expense Example, with Redemption, 10 Years	1,409
American Funds 2040 Target Date Retirement Fund | American Funds 2040 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	640
Expense Example, with Redemption, 3 Years	777
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	1,362
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,480
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	317
Expense Example, with Redemption, 3 Years	459
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,064
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
American Funds 2035 Target Date Retirement Fund | American Funds 2035 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	639
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	922
Expense Example, with Redemption, 10 Years	1,350
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,469
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	316
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,052
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
American Funds 2030 Target Date Retirement Fund | American Funds 2030 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,316
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,443
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,028
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
American Funds 2025 Target Date Retirement Fund | American Funds 2025 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	635
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,305
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,441
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
American Funds 2020 Target Date Retirement Fund | American Funds 2020 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,316
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,443
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	447
Expense Example, with Redemption, 5 Years	592
Expense Example, with Redemption, 10 Years	1,017
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
American Funds 2015 Target Date Retirement Fund | American Funds 2015 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	634
Expense Example, with Redemption, 3 Years	759
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,293
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	239
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,438
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,005
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
American Funds 2010 Target Date Retirement Fund | American Funds 2010 Target Date Retirement Fund | Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542